Award Timing Disclosure	12 Months Ended
Jun. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee maintains an equity awards compensation policy, which provides that equity awards for employees are granted on predetermined dates on the 15th of the month or the next business day if the 15th is a weekend or holiday. Annual equity awards for employees are granted on August 15th or the next business day if the 15th is a weekend. These dates are set in advance and are not adjusted based on the timing of the release of material non-public information ("MNPI").
In determining the timing and terms of equity awards, the Committee does not consider whether the Company is about to release MNPI. The Committee does not time the public disclosure of MNPI for the purpose of affecting the value of executive compensation. Equity awards are approved based on long-term performance goals and market benchmarks, and are intended to align executive interests with those of shareholders.

Award Timing Method
The Committee maintains an equity awards compensation policy, which provides that equity awards for employees are granted on predetermined dates on the 15th of the month or the next business day if the 15th is a weekend or holiday. Annual equity awards for employees are granted on August 15th or the next business day if the 15th is a weekend. These dates are set in advance and are not adjusted based on the timing of the release of material non-public information ("MNPI").

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
In determining the timing and terms of equity awards, the Committee does not consider whether the Company is about to release MNPI. The Committee does not time the public disclosure of MNPI for the purpose of affecting the value of executive compensation. Equity awards are approved based on long-term performance goals and market benchmarks, and are intended to align executive interests with those of shareholders.

MNPI Disclosure Timed for Compensation Value	false